LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Schedule of Investments
March 31, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–96.94%
INVESTMENT COMPANIES–96.94%
Equity Funds–78.46%
✧✧Lincoln Variable Insurance Products Trust-
LVIP AllianceBernstein Large Cap Growth Fund	755,672	$33,232,208
LVIP Baron Growth Opportunities Fund	102,965	5,689,006
LVIP Channing Small Cap Value Fund	179,447	2,423,615
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	360,878	5,721,728
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	531,996	7,863,439
LVIP MFS Value Fund	652,331	36,047,148
LVIP SSGA Mid-Cap Index Fund	551,967	7,285,959
LVIP SSGA Nasdaq-100 Index Fund	138,841	2,236,178
LVIP SSGA S&P 500 Index Fund	1,580,503	50,931,694
LVIP SSGA Small-Cap Index Fund	184,381	6,469,376
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	349,701	10,204,623
LVIP Wellington SMID Cap Value Fund	585,395	14,441,103
		182,546,077
Fixed Income Funds–18.24%
*Lincoln Bain Capital Total Credit Fund	279,506	2,817,416
✧✧Lincoln Variable Insurance Products Trust-
LVIP BlackRock Inflation Protected Bond Fund	186,597	1,782,188
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Fixed Income Funds (continued)
✧✧Lincoln Variable Insurance Products Trust- (continued)
LVIP Franklin Templeton Core Bond Fund	586,428	$6,841,266
LVIP JPMorgan Core Bond Fund	2,947,660	29,343,960
LVIP SSGA Bond Index Fund	163,562	1,650,994
		42,435,824
Global Equity Fund–0.24%
✧✧Lincoln Variable Insurance Products Trust– LVIP BlackRock Real Estate Fund	69,647	551,254
		551,254
Total Affiliated Investments (Cost $189,296,007)		225,533,155

UNAFFILIATED INVESTMENT–2.77%
INVESTMENT COMPANY–2.77%
Money Market Fund–2.77%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 3.60%)	6,439,807	6,439,807
Total Unaffiliated Investment (Cost $6,439,807)		6,439,807

TOTAL INVESTMENTS–99.71% (Cost $195,735,814)	231,972,962
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.29%	670,467
NET ASSETS APPLICABLE TO 18,075,301 SHARES OUTSTANDING–100.00%	$232,643,429

✧✧Standard Class shares.
*Class I shares.
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund–1

LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Schedule of Investments (continued)

The following futures contracts were outstanding at March 31, 2026:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contracts:
10	CME E-mini Russell 2000 Index Futures	$1,256,100	$1,248,340	6/18/26	$7,760	$—
15	CME E-mini S&P 500 Index Futures	4,928,063	5,014,899	6/18/26	—	(86,836)
4	CME E-mini S&P MidCap 400 Index Futures	1,358,600	1,345,503	6/18/26	13,097	—
Total Futures Contracts					$20,857	$(86,836)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2026.

Summary of Abbreviations:
CME–Chicago Mercantile Exchange
S&P–Standard & Poor’s
See accompanying notes.
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund–2

LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Notes
March 31, 2026 (unaudited)
1. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Financial Investments Corporation ("LFI") (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2026, were as follows:
	Value 12/31/25	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 03/31/26	Number of Shares 03/31/26	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-96.94%@
Equity Funds-78.46%@
✧✧LVIP AllianceBernstein Large Cap Growth Fund	$35,251,975	$2,759,557	$1,311,210	$(32,875)	$(3,435,239)	$33,232,208	755,672	$—	$—
✧✧LVIP Baron Growth Opportunities Fund	5,932,271	735,659	218,680	(58,867)	(701,377)	5,689,006	102,965	—	—
✧✧LVIP Channing Small Cap Value Fund	2,751,278	12,183	510,037	121,829	48,362	2,423,615	179,447	—	—
✧✧LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	5,495,347	742,580	211,461	(3,303)	(301,435)	5,721,728	360,878	—	—
✧✧LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	8,424,221	36,972	798,742	103,103	97,885	7,863,439	531,996	—	—
✧✧LVIP MFS Value Fund	38,851,260	169,286	3,518,800	162,528	382,874	36,047,148	652,331	—	—
✧✧LVIP SSGA Mid-Cap Index Fund	7,815,067	34,429	787,292	55,122	168,633	7,285,959	551,967	—	—
✧✧LVIP SSGA Nasdaq-100 Index Fund	2,353,113	113,365	87,473	9,091	(151,918)	2,236,178	138,841	—	—
✧✧LVIP SSGA S&P 500 Index Fund	54,191,607	1,083,597	1,992,618	(10,898)	(2,339,994)	50,931,694	1,580,503	—	—
✧✧LVIP SSGA Small-Cap Index Fund	7,019,355	30,827	672,136	94,674	(3,344)	6,469,376	184,381	—	—
✧✧LVIP T. Rowe Price Structured Mid-Cap Growth Fund	10,650,867	582,334	400,624	(47,761)	(580,193)	10,204,623	349,701	—	—
✧✧LVIP Wellington SMID Cap Value Fund	16,065,432	69,600	2,141,121	40,808	406,384	14,441,103	585,395	—	—
Fixed Income Funds-18.24%@
*Lincoln Bain Capital Total Credit Fund	2,842,572	—	—	—	(25,156)	2,817,416	279,506	—	—
✧✧LVIP BlackRock Inflation Protected Bond Fund	2,372,670	8,921	622,622	3,109	20,110	1,782,188	186,597	—	—
✧✧LVIP Franklin Templeton Core Bond Fund	6,925,523	243,544	330,814	(2,427)	5,440	6,841,266	586,428	—	—
✧✧LVIP JPMorgan Core Bond Fund	29,618,162	817,770	1,089,028	(12,506)	9,562	29,343,960	2,947,660	—	—
✧✧LVIP SSGA Bond Index Fund	1,662,503	77,680	89,053	1,276	(1,412)	1,650,994	163,562	—	—
Global Equity Fund-0.24%@
✧✧LVIP BlackRock Real Estate Fund	589,357	2,648	51,368	3,404	7,213	551,254	69,647	—	—
Total	$238,812,580	$7,520,952	$14,833,079	$426,307	$(6,393,605)	$225,533,155		$—	$—

@ As a percentage of Net Assets as of March 31, 2026.
✧✧ Standard Class shares.
* Class I shares.
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund–3